UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03897 )

Exact name of registrant as specified in charter: Putnam U.S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
12/31/06 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (67.5%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (63.9%)
Government National Mortgage Association Adjustable
Rate Mortgages
4 1/2s, with due dates from August 20, 2034 to
February 20, 2035	$80,056,735	$79,900,307
3 3/4s, January 20, 2034	18,299,732	18,180,811
Government National Mortgage Association Graduated
Payment Mortgages
13 3/4s, November 20, 2014	5,146	6,180
13 1/2s, April 15, 2011	20,028	22,578
13 1/4s, December 20, 2014	16,826	20,004
12 3/4s, with due dates from December 15, 2013 to
December 20, 2014	41,066	47,966
12 1/4s, with due dates from February 15, 2014 to
March 15, 2014	48,724	56,129
11 1/4s, with due dates from September 15, 2015 to
January 15, 2016	141,716	162,148
10s, November 15, 2009	13,464	14,105
9 1/4s, with due dates from April 15, 2016 to
May 15, 2016	26,564	29,152
Government National Mortgage Association Pass-Through
Certificates
8 1/2s, with due dates from September 15, 2007 to
December 15, 2019	12,863	13,747
8s, with due dates from May 15, 2024 to August 15, 2032	21,163,951	22,252,439
8s, with due dates from January 15, 2008 to
November 15, 2009	1,238,069	1,264,470
7 1/2s, with due dates from October 15, 2021 to
November 15, 2032	28,224,264	29,651,092
7 1/2s, with due dates from March 15, 2017 to
May 15, 2017	34,285	35,779
7s, with due dates from March 15, 2022 to May 15, 2032	34,038,845	35,461,868
7s, with due dates from October 15, 2007 to
August 15, 2012	1,400,429	1,422,000
6 1/2s, with due dates from October 15, 2023 to
March 15, 2035	12,433,953	12,808,612
6s, with due dates from November 15, 2023 to
October 15, 2033	1,287,550	1,306,486
6s, TBA, January 1, 2037	49,000,000	49,673,750
5 1/2s, with due dates from December 15, 2032 to
March 15, 2036	35,663,395	35,554,533
5 1/2s, TBA, January 1, 2037	358,400,000	355,796,009
5 1/2s, TBA, January 1, 2037	126,600,000	125,976,887
		769,657,052

U.S. Government Agency Mortgage Obligations (3.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from November 1, 2010 to
October 1, 2021	3,724,084	3,773,983
5 1/2s, with due dates from August 1, 2013 to
May 1, 2020	616,369	616,863
5s, May 1, 2034	675,662	652,937
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from September 1, 2028 to
March 1, 2029	192,454	199,505
6 1/2s, with due dates from March 1, 2024 to
September 1, 2032	158,085	161,820
6 1/2s, March 1, 2016	34,130	34,921
6s, with due dates from December 1, 2035 to
August 1, 2036	5,976,611	6,017,754
6s, with due dates from June 1, 2021 to July 1, 2021	16,914,319	17,154,158
5 1/2s, February 1, 2036	193,989	191,776
5 1/2s, with due dates from January 1, 2009 to
January 1, 2021	928,908	929,783
5s, August 1, 2033	1,883	1,823
4 1/2s, with due dates from September 1, 2020 to
September 1, 2035	11,106,901	10,675,036
4 1/2s, with due dates from July 1, 2020 to
August 1, 2020	2,985,891	2,881,851
		43,292,210
Total U.S. government and agency mortgage obligations (cost $812,117,636)		$812,949,262

COLLATERALIZED MORTGAGE OBLIGATIONS (30.3%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	$1,830,000	$1,863,471
Ser. 06-5, Class A4, 5.414s, 2047	2,228,000	2,232,965

FRB Ser. 05-1, Class A5, 4.981s, 2042		583,000	579,549
Ser.	04-4, Class A6, 4.877s, 2042	36,000	34,853
Commercial Mortgage Pass-Through Certificates
Ser.	06-C7, Class A4, 5.769s, 2046	19,036,000	19,709,703
FRB Ser. 04-LB3A, Class A5, 5.28s, 2037		20,000	20,070
Countrywide Alternative Loan Trust IFB Ser. 06-6CB, Class 1A3, IO (Interest only), zero %, 2036		15,011,033	30,491
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039		3,672,000	3,697,337
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036		213,000	209,831
Ser.	05-C4, Class A5, 5.104s, 2038	65,000	63,924
FRB Ser. 05-C5, Class A4, 5.1s, 2038		65,000	63,874
Ser.	04-C3, Class A3, 4.302s, 2036	454,000	443,826
Fannie Mae
IFB Ser. 06-70, Class BS, 14.30s, 2036		331,609	392,066
IFB Ser. 06-62, Class PS, 7.80s, 2036		2,098,032	2,324,138
IFB Ser. 06-76, Class QB, 7.50s, 2036		2,316,360	2,530,763
Ser.	02-26, Class A2, 7 1/2s, 2048	446,358	465,602
Ser.	05-W3, Class 1A, 7 1/2s, 2045	3,754,144	3,955,123
Ser.	04-W8, Class 3A, 7 1/2s, 2044	6,323,972	6,644,947
Ser.	04-W11, Class 1A4, 7 1/2s, 2044	2,053,389	2,156,337
Ser.	04-W2, Class 5A, 7 1/2s, 2044	2,256,383	2,366,696
Ser.	04-T3, Class 1A4, 7 1/2s, 2044	2,699,749	2,833,814
Ser.	04-W9, Class 2A3, 7 1/2s, 2044	2,406,251	2,523,377
Ser.	04-T2, Class 1A4, 7 1/2s, 2043	767,666	805,661
Ser.	03-W4, Class 4A, 7 1/2s, 2042	1,096,336	1,142,315
Ser.	02-T18, Class A4, 7 1/2s, 2042	1,702,098	1,776,587
Ser.	03-W3, Class 1A3, 7 1/2s, 2042	5,002,529	5,221,471
Ser.	02-T16, Class A3, 7 1/2s, 2042	12,095	12,622
Ser.	03-W2, Class 1A3, 7 1/2s, 2042	5,938,921	6,199,026
Ser.	02-W6, Class 2A, 7 1/2s, 2042	18,716	19,534
Ser.	02-W4, Class A5, 7 1/2s, 2042	1,823,376	1,898,868
Ser.	02-W1, Class 2A, 7 1/2s, 2042	139,781	145,236
Ser.	02-14, Class A2, 7 1/2s, 2042	553,492	577,085
Ser.	01-T10, Class A2, 7 1/2s, 2041	3,387,233	3,520,167
Ser.	02-T4, Class A3, 7 1/2s, 2041	241,475	251,053
Ser.	01-T12, Class A2, 7 1/2s, 2041	343,361	356,470
Ser.	01-T8, Class A1, 7 1/2s, 2041	920,312	953,895
Ser.	01-T7, Class A1, 7 1/2s, 2041	11,222,895	11,637,299
Ser.	01-T3, Class A1, 7 1/2s, 2040	1,356,137	1,407,564
Ser.	01-T1, Class A1, 7 1/2s, 2040	3,990,159	4,142,503
Ser.	99-T2, Class A1, 7 1/2s, 2039	1,636,520	1,717,293
Ser.	03-W10, Class 1A1, 7 1/2s, 2032	2,178,250	2,269,124
Ser.	02-T1, Class A3, 7 1/2s, 2031	3,685,146	3,837,851
Ser.	00-T6, Class A1, 7 1/2s, 2030	975,073	1,015,840
Ser.	02-W7, Class A5, 7 1/2s, 2029	709,556	739,744
Ser.	01-T4, Class A1, 7 1/2s, 2028	3,743,058	3,935,717
Ser.	02-W3, Class A5, 7 1/2s, 2028	1,156,056	1,205,334
IFB Ser. 06-63, Class SP, 7.20s, 2036		2,513,528	2,737,718
IFB Ser. 06-60, Class TK, 7.20s, 2036		637,785	669,828
Ser.	02-26, Class A1, 7s, 2048	2,504,744	2,582,527
Ser.	04-W12, Class 1A3, 7s, 2044	1,567,733	1,626,421
Ser.	04-T3, Class 1A3, 7s, 2044	1,142,156	1,184,117
Ser.	04-T2, Class 1A3, 7s, 2043	1,017,983	1,055,410
Ser.	03-W8, Class 2A, 7s, 2042	9,808,135	10,144,591
Ser.	03-W3, Class 1A2, 7s, 2042	962,349	992,946
Ser.	02-T16, Class A2, 7s, 2042	6,965,264	7,185,734
Ser.	02-T19, Class A2, 7s, 2042	4,370,173	4,511,198
Ser.	01-T10, Class A1, 7s, 2041	1,894,111	1,947,849
Ser.	02-T4, Class A2, 7s, 2041	4,393,960	4,518,978
Ser.	04-W1, Class 2A2, 7s, 2033	6,240,724	6,466,264
IFB Ser. 05-74, Class CS, 5.31s, 2035		2,839,284	2,862,035
IFB Ser. 05-74, Class CP, 5.13s, 2035		2,490,675	2,540,786
IFB Ser. 05-76, Class SA, 5.13s, 2034		1,766,052	1,772,397
IFB Ser. 06-27, Class SP, 4.95s, 2036		1,614,000	1,637,140
IFB Ser. 06-8, Class HP, 4.95s, 2036		1,969,002	1,985,115
IFB Ser. 06-8, Class WK, 4.95s, 2036		3,031,536	3,025,876
IFB Ser. 05-106, Class US, 4.95s, 2035		3,023,392	3,074,250
IFB Ser. 05-99, Class SA, 4.95s, 2035		1,490,192	1,489,255
IFB Ser. 05-114, Class SP, 4.87s, 2036		842,374	810,785
IFB Ser. 05-74, Class DM, 4.77s, 2035		2,863,809	2,864,244
IFB Ser. 06-60, Class CS, 4.47s, 2036		1,097,406	1,058,455
IFB Ser. 05-95, Class CP, 4.00s, 2035		231,623	228,811
IFB Ser. 05-106, Class JC, 3.53s, 2035		1,575,478	1,439,923
IFB Ser. 05-83, Class QP, 3.48s, 2034		967,231	904,756
IFB Ser. 05-57, Class MN, 3.23s, 2035		2,089,607	2,005,822
IFB Ser. 06-90, Class SE, IO, 2.45s, 2036		1,448,234	126,890
IFB Ser. 03-66, Class SA, IO, 2.3s, 2033		2,611,669	195,457
Ser.	03-W12, Class 2, IO, 2.234s, 2043	34,267,000	1,927,466
IFB Ser. 03-48, Class S, IO, 2.2s, 2033		1,170,025	86,477
IFB Ser. 05-113, Class AI, IO, 1.88s, 2036		479,701	31,433
IFB Ser. 05-113, Class DI, IO, 1.88s, 2036		636,366	35,801
IFB Ser. 06-60, Class DI, IO, 1.72s, 2035		1,428,447	71,423
IFB Ser. 05-65, Class KI, IO, 1.65s, 2035		1,015,131	50,273
IFB Ser. 05-90, Class SP, IO, 1.4s, 2035		4,724,538	275,441
IFB Ser. 05-82, Class SY, IO, 1.38s, 2035		12,492,274	605,128
IFB Ser. 05-95, Class CI, IO, 1.35s, 2035		3,086,779	188,744

IFB Ser.	05-84, Class SG, IO, 1.35s, 2035		5,371,108	314,327
IFB Ser.	05-69, Class AS, IO, 1.35s, 2035		1,380,259	73,326
IFB Ser.	04-92, Class S, IO, 1.35s, 2034		4,321,694	220,147
IFB Ser.	05-104, Class SI, IO, 1.35s, 2033		7,330,660	409,420
IFB Ser.	05-83, Class QI, IO, 1.34s, 2035		804,051	52,862
IFB Ser.	05-92, Class SC, IO, 1.33s, 2035		7,264,231	411,838
IFB Ser.	05-83, Class SL, IO, 1.32s, 2035		9,655,480	471,998
IFB Ser.	06-20, Class IG, IO, 1.3s, 2036		17,634,098	712,193
IFB Ser.	06-44, Class IS, IO, 1 1/4s, 2036		4,246,011	226,896
IFB Ser.	06-45, Class SM, IO, 1 1/4s, 2036		4,270,959	170,155
IFB Ser.	06-20, Class IB, IO, 1.24s, 2036		7,557,589	294,025
IFB Ser.	05-95, Class OI, IO, 1.24s, 2035		451,871	29,912
IFB Ser.	06-92, Class JI, IO, 1.23s, 2036		1,057,750	57,445
IFB Ser.	06-85, Class TS, IO, 1.21s, 2036		4,619,626	181,558
IFB Ser.	06-61, Class SE, IO, 1.2s, 2036		5,608,724	196,305
IFB Ser.	03-124, Class ST, IO, 1.15s, 2034		1,780,014	73,982
IFB Ser.	03-112, Class SA, IO, 1.15s, 2028		2,600,808	72,209
IFB Ser.	05-67, Class BS, IO, 0.8s, 2035		3,533,688	101,594
IFB Ser.	05-74, Class SE, IO, 0 3/4s, 2035		1,474,223	38,827
IFB Ser.	05-82, Class SI, IO, 0 3/4s, 2035		11,461,926	343,858
IFB Ser.	05-74, Class NI, IO, 0.73s, 2035		13,385,055	549,236
IFB Ser.	05-87, Class SE, IO, 0.7s, 2035		20,905,608	619,513
IFB Ser.	04-54, Class SW, IO, 0.65s, 2033		1,632,574	43,342
Ser. 06-84, Class OP, PO (Principal only), zero %, 2036			155,125	149,891
Ser. 372, Class 1, PO, zero %, 2036			4,704,974	3,766,740
Ser. 371, Class 1, PO, zero %, 2036			10,093,101	8,537,943
Ser. 05-113, Class DO, PO, zero %, 2036			98,012	79,887
Ser. 367, Class 1, PO, zero %, 2036			807,492	608,362
Ser. 363, Class 1, PO, zero %, 2035			29,846,451	22,486,399
Ser. 361, Class 1, PO, zero %, 2035			8,670,998	7,061,353
Ser. 04-38, Class AO, PO, zero %, 2034			1,488,127	1,074,428
Ser. 342, Class 1, PO, zero %, 2033			861,868	679,099
Ser. 02-82, Class TO, PO, zero %, 2032			3,800,159	3,060,914
Ser. 04-61, Class CO, PO, zero %, 2031			3,326,000	2,674,832
FRB Ser. 05-117, Class GF, zero %, 2036			326,566	305,290
FRB Ser. 05-79, Class FE, zero %, 2035			791,153	805,523
FRB Ser. 05-45, Class FG, zero %, 2035			748,402	724,225
FRB Ser. 05-81, Class DF, zero %, 2033			273,449	277,253
FRB Ser. 06-1, Class HF, zero %, 2032			474,563	465,525
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043			6,561,525	6,906,486
Ser. T-58, Class 4A, 7 1/2s, 2043			8,753,620	9,153,091
Ser. T-42, Class A5, 7 1/2s, 2042			97,752	101,714
Ser. T-41, Class 3A, 7 1/2s, 2032			1,318,269	1,372,582
Ser. T-60, Class 1A2, 7s, 2044			4,406,987	4,567,261
Ser. T-59, Class 1A2, 7s, 2043			4,092,342	4,250,048
Ser. T-55, Class 1A2, 7s, 2043			2,409,937	2,478,518
Freddie Mac
IFB Ser.	3012,	Class GP, 2.51s, 2035	1,343,215	1,278,295
IFB Ser.	3202,	Class PS, 7.14s, 2036	1,719,134	1,823,923
IFB Ser.	3153,	Class SX, 6 1/2s, 2036	3,629,324	3,850,188
IFB Ser.	3081,	Class DC, 5.085s, 2035	1,207,861	1,201,759
IFB Ser.	3114, Class GK, 5s, 2036		765,916	767,356
IFB Ser.	2979,	Class AS, 4.657s, 2034	533,757	508,403
IFB Ser.	3153,	Class UT, 4.4s, 2036	2,112,362	2,049,610
IFB Ser.	3065,	Class DC, 3.81s, 2035	1,823,581	1,696,060
IFB Ser.	3050,	Class SA, 3 1/2s, 2034	1,281,683	1,177,553
IFB Ser.	3031,	Class BS, 3.35s, 2035	2,519,744	2,337,702
IFB Ser.	3012,	Class UP, 3.21s, 2035	126,082	122,197
IFB Ser.	2594,	Class SE, IO, 1.7s, 2030	3,382,731	164,908
IFB Ser.	2828,	Class TI, IO, 1.7s, 2030	1,725,506	97,545
IFB Ser.	3033,	Class SF, IO, 1.45s, 2035	2,519,385	92,902
IFB Ser.	3028,	Class ES, IO, 1.4s, 2035	8,795,102	590,959
IFB Ser.	3042,	Class SP, IO, 1.4s, 2035	1,964,703	118,668
IFB Ser.	3045,	Class DI, IO, 1.38s, 2035	654,564	27,379
IFB Ser.	3136,	Class NS, IO, 1.35s, 2036	5,641,896	330,796
IFB Ser.	3054,	Class CS, IO, 1.35s, 2035	1,938,088	82,970
IFB Ser.	3107,	Class DC, IO, 1.35s, 2035	4,397,388	294,930
IFB Ser.	3066,	Class SI, IO, 1.35s, 2035	11,942,211	782,977
IFB Ser.	3031,	Class BI, IO, 1.34s, 2035	1,675,510	115,096
IFB Ser.	3067,	Class SI, IO, 1.3s, 2035	7,004,393	471,813
IFB Ser.	3114, Class TS, IO, 1.3s, 2030		12,280,370	523,575
IFB Ser.	3128,	Class JI, IO, 1.28s, 2036	6,311,934	323,961
IFB Ser.	3065,	Class DI, IO, 1.27s, 2035	1,308,581	82,454
IFB Ser.	3145,	Class GI, IO, 1 1/4s, 2036	5,091,792	322,191
IFB Ser.	3114, Class GI, IO, 1 1/4s, 2036		1,839,876	119,544
IFB Ser.	3174,	Class BS, IO, 1.17s, 2036	4,223,939	148,776
IFB Ser.	3152,	Class SY, IO, 1.13s, 2036	3,607,212	218,687
IFB Ser.	3081,	Class DI, IO, 1.13s, 2035	1,616,146	82,847
IFB Ser.	3199,	Class S, IO, 1.1s, 2036	1,697,620	82,228
IFB Ser.	3012,	Class UI, IO, 1.07s, 2035	3,172,556	163,567
IFB Ser.	3016,	Class SP, IO, 0.76s, 2035	1,674,028	44,998
IFB Ser.	3016,	Class SQ, IO, 0.76s, 2035	3,841,814	105,035
IFB Ser.	3012,	Class IG, IO, 0.73s, 2035	11,469,184	483,155
IFB Ser.	2957,	Class SW, IO, 0.65s, 2035	8,527,338	201,192
IFB Ser.	2815,	Class S, IO, 0.65s, 2032	3,772,037	98,267
Ser. 239, PO, zero %, 2036			1,650,744	1,319,479
Ser. 3174, PO, zero %, 2036			715,838	606,564
Ser. 3045, Class DO, PO, zero %, 2035			70,520	56,533
Ser. 231, PO, zero %, 2035			3,310,998	2,505,295

Ser. 228, PO, zero %, 2035	3,927,725	3,103,307
Ser. 3130, Class KO, PO, zero %, 2034	436,987	347,351
FRB Ser. 3213, Class FX, zero %, 2036	528,681	508,278
FRB Ser. 3231, Class X, zero %, 2036	641,114	641,715
FRB Ser. 3048, Class XG, zero %, 2035	315,901	294,459
FRB Ser. 3030, Class CF, zero %, 2035	813,127	806,489
FRB Ser. 3022, Class TC, zero %, 2035	285,644	299,837
FRB Ser. 2986, Class XT, zero %, 2035	178,149	177,369
FRB Ser. 2958, Class FL, zero %, 2035	770,274	712,942
FRB Ser. 3046, Class WF, zero %, 2035	369,863	358,282
FRB Ser. 3054, Class XF, zero %, 2034	178,116	173,941
FRB Ser. 3024, Class CW, zero %, 2034	160,032	156,187
FRB Ser. 3046, Class UF, zero %, 2033	939,645	908,420
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 7.44s, 2036	5,941,110	6,227,490
IFB Ser. 05-84, Class SB, 3 5/8s, 2035	4,677,344	4,323,074
IFB Ser. 05-68, Class DP, 3.542s, 2035	6,939,392	6,540,017
IFB Ser. 05-84, Class SL, 3s, 2035	4,709,144	4,286,137
IFB Ser. 05-66, Class SP, 3s, 2035	2,172,370	1,979,972
IFB Ser. 05-7, Class NP, 2.897s, 2033	692,005	654,041
IFB Ser. 05-68, Class SN, IO, 1.85s, 2034	5,737,900	303,019
IFB Ser. 05-65, Class SI, IO, 1s, 2035	16,240,898	611,523
IFB Ser. 06-7, Class SB, IO, 0.97s, 2036	15,114,933	455,069
IFB Ser. 05-82, Class KS, IO, 0.95s, 2035	8,791,315	319,094
IFB Ser. 05-68, Class KI, IO, 0.95s, 2035	83,812,105	4,503,465
IFB Ser. 05-68, Class SI, IO, 0.95s, 2035	29,482,439	1,257,496
IFB Ser. 06-14, Class S, IO, 0.9s, 2036	16,320,147	558,986
IFB Ser. 06-20, Class S, IO, 0.9s, 2036	13,662,730	508,415
IFB Ser. 05-57, Class PS, IO, 0.9s, 2035	9,981,262	411,641
IFB Ser. 05-51, Class SJ, IO, 0.85s, 2035	8,696,124	348,938
IFB Ser. 05-68, Class S, IO, 0.85s, 2035	16,922,888	660,946
IFB Ser. 04-90, Class SI, IO, 0 3/4s, 2034	13,786,608	455,359
IFB Ser. 05-60, Class SJ, IO, 0.43s, 2034	14,346,662	365,973
Greenwich Capital Commercial Funding Corp. FRB Ser.
05-GG5, Class A5, 5.224s, 2037	65,000	64,522
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	2,277,000	2,311,997
Ser. 04-GG2, Class A6, 5.396s, 2038	38,000	38,177
Ser. 05-GG4, Class A4, 4.761s, 2039	456,000	437,636
JPMORGAN Ser. 06-LDP9, Class A3, 5.336s, 2047	5,490,000	5,481,436
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB16, Class A4, 5.552s, 2045	2,462,000	2,499,693
Ser. 06-CB14, Class AM, 5.445s, 2044	4,245,000	4,285,200
FRB Ser. 04-PNC1, Class A4, 5.373s, 2041	173,000	174,294
Ser. 05-CB12, Class A4, 4.895s, 2037	459,000	444,413
Ser. 04-C3, Class A5, 4.878s, 2042	437,000	423,571
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	154,000	160,346
FRB Ser. 04-C4, Class A4, 5.133s, 2029	61,000	61,262
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.8s, 2036	6,103,959	286,643
IFB Ser. 06-5, Class 1A3, IO, 0.05s, 2036	1,642,445	7,407
IFB Ser. 06-4, Class 1A3, IO, 0.05s, 2036	3,401,728	23,718
IFB Ser. 06-3, Class 1A7, IO, 0.05s, 2036	2,152,229	5,126
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	446,000	431,800
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	434,000	416,566
Morgan Stanley Capital I Ser. 05-HQ6, Class A4A,
4.989s, 2042	65,000	63,404
Washington Mutual Asset Securities Corp. 144A Ser.
06-SL1, Class A, 5.303s, 2043	2,803,000	2,803,443

Total collateralized mortgage obligations (cost $372,358,593)		$365,253,335

ASSET-BACKED SECURITIES (2.8%)(a)

	Principal amount	Value

Banc of America Alternative Loan Trust IFB Ser. 06-6,
Class CB2, IO, 0.03s, 2046	$1,945,627	$1,997
Banc of America Funding Corp. IFB Ser. 06-4, Class A4,
IO, 0.15s, 2036	2,164,318	4,073
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, IO, 0.05s, 2036	1,877,623	9,842
Countrywide Alternative Loan Trust
IFB Ser. 06-26CB, Class A2, IO, 0.45s, 2036	2,282,741	3,852
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	849,582	1,925
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036	3,320,117	16,601
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.808s, 2035 (SN)	40,777,752	1,247,015
IFB Ser. 05-R2, Class 1AS, IO, 0.423s, 2035 (SN)	34,264,476	1,074,349
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.859s, 2035	5,178,148	5,130,975
Lehman Mortgage Trust
Ser. 06-9, Class 2A2, IO, 1.27s, 2036	3,210,000	154,850
Ser. 06-9, Class 2A3, IO, 1.27s, 2036	4,482,000	242,806
IFB Ser. 06-8, Class 2A2, IO, 1.26s, 2036	19,883,917	767,838
IFB Ser. 06-7, Class 2A4, IO, 1.2s, 2036	7,264,224	270,321
IFB Ser. 06-7, Class 2A5, IO, 1.2s, 2036	6,264,431	328,194
IFB Ser. 06-6, Class 1A2, IO, 1.15s, 2036	3,382,955	134,436
IFB Ser. 06-6, Class 1A3, IO, 1.15s, 2036	4,441,925	215,304
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036	2,883,673	14,118
IFB Ser. 06-6, Class 4A2, IO, 0.03s, 2036	3,476,811	5,643
Morgan Stanley Mortgage Loan Trust IFB Ser. 06-7,

Class 4A3, IO, zero %, 2036		1,525,700	4,922
Residential Asset Mortgage Products, Inc. FRB Ser.
06-RZ2, Class A2, 5.52s, 2036		4,132,000	4,130,709
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.2s, 2036		876,456	9,929
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.277s, 2035		7,124,579	7,089,740
Ser. 04-20, Class 1A2, 5.069s, 2035		486,408	480,656
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.43s, 2037		3,106,489	3,105,955
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR2, Class 2A1, 4.544s, 2035		4,280,138	4,221,928
Ser. 04-R, Class 2A1, 4.36s, 2034		4,352,003	4,281,501
Ser. 05-AR9, Class 1A2, 4.354s, 2035		198,608	194,736

Total asset-backed securities (cost $32,731,189)			$33,144,215

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration
	date/strike
	price	Contract amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.28% versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/5.28	55,104,000	$727,351
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/5.28	55,104,000	307,745

Total purchased options outstanding (cost $2,702,852)			$1,035,096

SHORT-TERM INVESTMENTS (46.2%)(a)
		Principal
		amount/shares	Value

Interest in $684,000,000 joint tri-party repurchase
agreement dated December 29, 2006 with Bank of America
Securities, LLC due January 2, 2007 with respect to
various U.S. Government obligations -- maturity value
of $214,426,437 for an effective yield of 5.31%
(collateralized by Freddie Mac and Fannie Mae
securities with yields ranging from 4.50% to 6.50% and
due dates ranging from December 1, 2019 through
January 1, 2037, valued at $697,680,000)		$214,300,000	$214,300,000
U.S. Treasury Bills 4.76%, March 29, 2007 (SEG)		2,265,000	2,238,386
Federal National Mortgage, for an effective yield of
4.84%, January 19, 2007		50,000,000	49,871,250
Federal Home Loan Banks, for an effective yield of
4.81%, January 17, 2007		150,000,000	149,655,667
Freddie Mac, for an effective yield of 4.83%,
January 16, 2007		100,000,000	99,784,792
Federal Home Loan Banks, for an effective yield of
4.07%, January 16, 2007		40,500,000	40,413,262

Total short-term investments (cost $556,263,358)			$556,263,357

TOTAL INVESTMENTS

Total investments (cost $1,776,173,628) (b)			$1,768,645,265

FUTURES CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
						Unrealized
			Number of		Expiration	appreciation/
			contracts	Value	date	(depreciation)

Euro-Dollar	90-day	(Short)	1,599	$379,962,375	Dec-07	$807,234
Euro-Dollar	90-day	(Long)	1,486	351,736,200	Mar-07	(623,929)
Euro-Dollar	90-day	(Long)	124	29,423,650	Sep-07	(17,387)
Euro-Dollar	90-day	(Long)	124	29,378,700	Jun-07	(26,787)
U.S. Treasury Bond 20 yr (Short)			504	56,164,500	Mar-07	319,334
U.S. Treasury Note 10 yr (Long)			1,910	205,265,313	Mar-07	(2,104,278)
U.S. Treasury Note 2 yr (Short)			444	90,589,875	Mar-07	262,447
U.S. Treasury Note 5 yr (Short)			585	61,461,563	Mar-07	327,962

Total						$(1,055,404)

WRITTEN OPTIONS OUTSTANDING at 12/31/06 (premiums received $16,631,550) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$44,780,000	Jul-07/4.55	$97,347
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate swap of 5.085% versus the three month
USD-LIBOR-BBA maturing February 1, 2017.	187,183,000	Jan-07/5.085	1,952,132
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate swap of 5.085% versus the three month
USD-LIBOR-BBA maturing February 1, 2017.	187,183,000	Jan-07/5.085	559,116
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	23,590,000	May-08/5.70	1,111,035
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	24,625,000	Mar-08/5.225	603,953
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	24,625,000	Mar-08/5.225	541,011
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	23,590,000	May-08/5.70	275,519
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	44,780,000	Jul-07/4.55	2,222,525

Total			$7,362,638

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$2,440,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	$5,880

18,410,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(569,044)

47,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	768,552

Citibank, N.A.
106,930,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(2,440,677)

116,000,000	6/28/15	3 month USD-LIBOR-BBA	4.335%	(6,500,012)

Credit Suisse International
3,615,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(26,794)

Goldman Sachs International
3,833,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(111,866)

6,216,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(53,507)

41,262,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(511,047)

186,035,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	421,033

43,721,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(252,232)

194,190,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	194,999

2,279,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(24,251)

JPMorgan Chase Bank, N.A.
43,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	786,607

6,078,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(146,335)

5,317,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	51,792

43,597,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(224,674)

193,694,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	175,966

91,000,000	10/16/16	5.3345%	3 month USD-LIBOR-BBA	(1,038,187)

51,620,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	158,904

37,100,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	201,057

2,474,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(53,471)

77,841,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(2,027,727)

Lehman Brothers International (Europe)
5,083,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(54,486)

12,645,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(5,022)

5,083,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	55,476

12,645,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	6,279

163,933,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(7,125,804)

21,188,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(583,605)

Lehman Brothers Special Financing, Inc.
66,070,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(1,618,435)

156,600,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	2,565,413

Total				$(17,975,218)

NOTES

(a) Percentages indicated are based on net assets of $1,204,319,018.

(b) The aggregate identified cost on a tax basis is $1,777,883,148, resulting in gross unrealized appreciation and depreciation of $6,816,723 and $16,054,606, respectively, or net unrealized depreciation of $9,237,883.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $2,784,542. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of December 31, 2006, the aggregate values of these securities totaled $2,321,364. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

At December 31, 2006, liquid assets totaling $561,420,519 have been designated as collateral for open forward commitments and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at December 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2006.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007